Taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Opening balance	$ (625)	$ 6,256
Recognized in the statement of income for the period	(906)	(4,058)
Recognized in shareholders’ equity	(3,220)	(1,555)
Translation adjustment	(45)	(133)
Use of tax loss carryforwards	(1,123)	(1,172)
Others	1	37
Closing balance	$ (5,918)	$ (625)